APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                            Please print or type.
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1.    Name and address of issuer:

      Eclipse Financial Asset Trust
      Morris Corporate Center I, Bldg. A
      300 Interpace Parkway
      Parsippany, NJ  07054
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2.    Name of each series or class of funds for which this notice is filed:

      Eclipse Equity Fund
      Eclipse Balanced Fund
      Eclipse Ultra Short Term Income Fund
      Eclipse Growth and Income Fund
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3.    Investment Company Act File Number:  811-4847

      Securities Act File Number:  33-8865
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4.    Last day of fiscal year for which this notice is filed:

      12/31/96
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5.    Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                            |_|
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6.    Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

      Not applicable
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7.    Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       0
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8.    Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       0
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9.    Number and aggregate sale price of securities sold during the fiscal year:

      5,011,034 shares
      $70,984,442

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10.   Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      5,011,034 shares
      $70,984,442
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11.   Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      Included in item 9
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12.   Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2
            (from Item 10):                                        $70,984,442
                                                                   -----------
      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                        +     0
                                                                   -----------
      (iii) Aggregate price of shares redeemed or repurchased
            during the fiscal year (if applicable):                -70,984,442
                                                                   -----------
      (iv)  Aggregate price of shares redeemed or repurchased
            and previously applied as a reduction to filing
            fees pursuant to rule 24e-2 (if applicable):           +     0
                                                                   -----------
      (v)   Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2
            [line (i), plus line (ii), less line (iii), plus
            line (iv)] (if applicable):
                                                                   -----------
      (vi)  Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law
            or regulation (see Instruction C.6):                   x 1/33 of 1%
                                                                   -----------
      (vii) Fee due [line (i) or line (v) multiplied by
            line (vi)]:                                            $0
                                                                   ===========

Instruction:   Issuers should complete lines (ii), (iii), (iv) and (v), only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.   Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Internal and Other Procedures (17 CFR 202.3a).

                                                            | |

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
                         Eclipse Financial Asset Trust

By (Signature and Title)*          /s/ Anthony W. Polis
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                                    Anthony W. Polis, Treasurer
                              -------------------------------------------------
Date February 14, 1997
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 * Please print the name and title of the signing officer below the signature.
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